497(e)
                                                                       333-64749


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AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 19, 2005 TO THE MAY 1, 2005
ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), AND ACCUMULATOR(R) PLUS(SM) CONTRACTS

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This supplement modifies certain information in each of the above-referenced
Prospectuses and Statements of Additional Information dated May 1, 2005, as previously supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

For contracts issued in Massachusetts, the section of the Prospectus entitled "Disability, terminal illness, or confinement to nursing home" in "Charges and expenses -- Charges that AXA Equitable deducts" does not apply. Accordingly, under "Appendix VIII -- State contract availability and/or variations of certain features and benefits," the last item is deleted in its entirety and is replaced with the following:

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State            Features and Benefits                Availability or Variation
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MASSACHUSETTS    See "Disability, terminal illness,   This section is deleted in
                 or confinement to nursing home" in   its entirety.
                 "Charges and expenses -- Charges
                 that AXA Equitable deducts"
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                     AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104


Accumulator 04 Series -- MA 12-05                                  Cat. # 135868
201422                                                                    x01198
IM-05-85 (12/05)